CAPITAL IMPROVEMENTS, NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Capital Improvements, Newbuildings and Vessel Purchase Deposits

(in thousands of $)	June 30, 2024	December 31, 2023
Capital improvements in progress	22,597	2,194
Newbuildings	—	83,864
Vessel purchase deposits	26,760	—
	49,357	86,058